UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9545

Seligman Time Horizon/Harvester Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	6/30/06

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Seligman
Time Horizon/Harvester Series, Inc.

Mid-Year Report
June 30, 2006

Asset Allocation Strategies
Seeking to Manage Risk
Over Time

J. & W. SELIGMAN & CO.
INCORPORATED
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies. The result is a high aptitude for picking promising stocks and employing rigorous investment processes designed to offer solid long-term results.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1

Performance Overview	2

Portfolio Overview	8

Understanding and Comparing Your Fund’s Expenses	9

Portfolios of Investments	11

Statements of Assets and Liabilities	13

Statements of Operations	15

Statements of Changes in Net Assets	16

Notes to Financial Statements	18

Financial Highlights	28

Board of Directors and Executive Officers	44

Additional Fund Information	45

To The Shareholders

We are pleased to present your mid-year shareholder report for Seligman Time Horizon/Harvester Series, Inc. The investment results, portfolios of investments, and financial statements for each of the Funds within the Series follow this letter.

For the six months ended June 30, 2006, based on the net asset value of Class A shares, Seligman Time Horizon 30 Fund delivered a total return of 4.14%, Seligman Time Horizon 20 Fund delivered a total return of 3.90%, Seligman Time Horizon 10 Fund delivered a total return of 4.07%, and Seligman Harvester Fund delivered a total return of 2.68%. The S&P 500 Index and the Lehman Brothers US Government/Credit Index returned 2.71% and (1.15)%, respectively.

Supplemental dividends of $0.06 and $0.066 were paid on August 17, 2006 to shareholders of Seligman Time Horizon 30 Fund and Seligman Time Horizon 20 Fund, respectively, of record August 11, 2006. The ex-date for these distributions was August 14, 2006.

We appreciate your continued support of Seligman Time Horizon/Harvester Series and look forward to serving your investment needs for many years to come.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 18, 2006

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co.	Seligman Data Corp.	(800) 221-2450	Shareholder Services
Incorporated	100 Park Avenue	(800) 445-1777	Retirement Plan
100 Park Avenue	New York, NY 10017		Services
New York, NY 10017		(212) 682-7600	Outside the
	General Counsel		United States
General Distributor	Sullivan & Cromwell LLP	(800) 622-4597	24-Hour Automated
Seligman Advisors, Inc.			Telephone Access
100 Park Avenue			Service
New York, NY 10017

Performance Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman Time Horizon/Harvester Series and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each Fund as of the most recent month end will be made available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. J. & W. Seligman & Co. Incorporated (the “Manager”) waived certain fees and reimbursed certain expenses of each Fund other than distribution and service (12b-1) fees, as described in the Series’ prospectus. Absent such waivers and reimbursements, returns and yields would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of the date of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of the date of purchase.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

_______________
[1]
The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Series’ prospectus or statement of additional information.

Performance Overview
Seligman Time Horizon 30 Fund

Investment Results
Total Returns
For Periods Ended June 30, 2006
		Average Annual
Class A	Six Months*	One Year	Five Years	Since Inception†
With Sales Charge	(0.79)%	9.74%	4.14%	0.90%
Without Sales Charge	4.14	15.27	5.17	1.67
Class B
With CDSC**	(1.26)	9.44	4.05	0.53
Without CDSC	3.74	14.44	4.38	0.97
Class C
With Sales Charge and CDSC	1.72	12.37	4.18	0.78
Without Sales Charge and CDSC	3.74	14.44	4.38	0.93
Class D
With 1% CDSC	2.74	13.44	n/a	n/a
Without CDSC	3.74	14.44	4.38	0.93
Benchmark
S&P 500***	2.71	8.62	2.49	(0.53)

Net Asset Value Per Share
	6/30/06	12/31/05	6/30/05
Class A	$7.55	$7.25	$6.55
Class B	7.21	6.95	6.30
Class C	7.21	6.95	6.30
Class D	7.21	6.95	6.30
___________
See footnotes on page 7.

Performance Overview
Seligman Time Horizon 20 Fund

Investment Results
Total Returns
For Periods Ended June 30, 2006
		Average Annual
Class A	Six Months*	One Year	Five Years	Since Inception†
With Sales Charge	(1.06)%	9.22%	3.49%	0.73%
Without Sales Charge	3.90	14.59	4.50	1.49
Class B
With CDSC**	(1.64)	8.64	3.38	0.28
Without CDSC	3.36	13.64	3.73	0.73
Class C
With Sales Charge and CDSC	1.32	11.57	3.53	0.54
Without Sales Charge and CDSC	3.36	13.64	3.73	0.69
Class D
With 1% CDSC	2.36	12.64	n/a	n/a
Without CDSC	3.36	13.64	3.73	0.69
Benchmark
S&P 500***	2.71	8.62	2.49	(0.53)

Net Asset Value Per Share
	6/30/06	12/31/05	6/30/05
Class A	$7.46	$7.18	$6.51
Class B	7.08	6.85	6.23
Class C	7.08	6.85	6.23
Class D	7.08	6.85	6.23
___________
See footnotes on page 7.

Performance Overview

Seligman Time Horizon 10 Fund
Investment Results
Total Returns
For Periods Ended June 30, 2006
		Average Annual
Class A	Six Months*	One Year	Five Years	Since Inception†
With Sales Charge	(0.86)%	7.17%	2.72%	0.36%
Without Sales Charge	4.07	12.54	3.74	1.12
Class B
With CDSC**	(1.34)	6.69	2.59	(0.09)
Without CDSC	3.66	11.69	2.94	0.34
Class C
With Sales Charge and CDSC	1.58	9.61	2.75	0.21
Without Sales Charge and CDSC	3.66	11.69	2.94	0.36
Class D
With 1% CDSC	2.66	10.69	n/a	n/a
Without CDSC	3.66	11.69	2.94	0.32
Benchmark
S&P 500***	2.71	8.62	2.49	(0.53)

Net Asset Value Per Share
	6/30/06	12/31/05	6/30/05
Class A	$6.91	$6.64	$6.19
Class B	6.79	6.55	6.09
Class C	6.79	6.55	6.09
Class D	6.79	6.55	6.09
___________
See footnotes on page 7.

Performance Overview
Seligman Harvester Fund

Investment Results
Total Returns
For Periods Ended June 30, 2006
		Average Annual
Class A	Six Months*	One Year	Five Years	Since Inception†
With Sales Charge	(2.15)%	1.95%	0.89%	(1.21)%
Without Sales Charge	2.68	6.95	1.89	(0.46)
Class B
With CDSC**	(2.70)	1.14	0.84	(1.63)
Without CDSC	2.30	6.14	1.22	(1.23)
Class C
With Sales Charge and CDSC	0.24	4.01	1.01	(1.40)
Without Sales Charge and CDSC	2.30	6.14	1.22	(1.25)
Class D
With 1% CDSC	1.30	5.14	n/a	n/a
Without CDSC	2.30	6.14	1.22	(1.25)
Benchmarks
Lehman Brothers Government/Credit Index***	(1.15)	(1.52)	5.13	6.36
S&P 500***	2.71	8.62	2.49	(0.53)

Net Asset Value Per Share				Dividend Per Share and Yield Information For the Periods Ended June 30, 2006
	6/30/06	12/31/05	6/30/05	Dividends Paidø	SEC 30-Day Yield‡
Class A	$5.77	$5.67	$5.51	$0.053	1.83%
Class B	5.77	5.67	5.51	0.032	1.21
Class C	5.77	5.67	5.51	0.032	1.18
Class D	5.77	5.67	5.51	0.032	1.21
___________
See footnotes on page 7.

Performance Overview

___________
*	Returns for periods of less than one year are not annualized.
**	The CDSC is 5% for periods of one year or less and 2% for the five-year period.
***
The Lehman Brothers Government/Credit Index (“Lehman Index”) and the Standard & Poor’s 500 Composite Stock Index (“S&P 500”) are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes, fees and sales charges. The Lehman Index is composed of all bonds that are investment grade (rated Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s). The S&P 500 measures the performance of 500 of the largest US companies based on market capitalization. Investors cannot invest directly in an index.

†
Commencement of investment operations for Class A shares was 1/10/00. Class A share returns were computed from the commencement of investment operations. Class B, C, and D shares were offered to the public on 1/10/00, but were first issued at the dates indicated below. Total returns for Class B, C, and D shares of the Fund have been computed from the commencement of investment operations and incorporate the total return of Class A shares of the Fund from the commencement of investment operations through the initial issuance date of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns of Class B, C, and D shares from their individual initial issuance dates would be different, and may be lower, than those shown above.

	Class B	Class C	Class D
Time Horizon 30 Fund	4/24/00	2/8/00	2/14/00
Time Horizon 20 Fund	3/21/00	1/18/00	1/21/00
Time Horizon 10 Fund	2/18/00	3/6/00	2/15/00
Harvester Fund	2/17/00	1/18/00	2/29/00

Ø	Represents the per share amount paid or declared for the period ended June 30, 2006.
‡
Current yield, representing the annualized yield for the 30-day period ended June 30, 2006, has been computed in accordance with SEC regulations and will vary. During the period, the Manager waived certain fees and reimbursed certain expenses as described in the Series’ prospectus. Without these waivers/reimbursements, the yields would be as follows:

Class A	Class B	Class C	Class D
1.46%	0.82%	0.80%	0.82%

Portfolio Overview

Seligman Time Horizon 30 Fund

Allocation to Underlying Funds	Percent of Portfolio
	6/30/06	12/31/05
Domestic Equity Funds	59.8	59.6
Global Equity Funds	40.2	40.4
Total	100.0	100.0

Seligman Time Horizon 20 Fund

Allocation to Underlying Funds	Percent of Portfolio
	6/30/06	12/31/05
Domestic Equity Funds	62.8	62.2
Global Equity Funds	37.2	37.8
Total	100.0	100.0

Seligman Time Horizon 10 Fund

Allocation to Underlying Funds	Percent of Portfolio
	6/30/06	12/31/05
Domestic Equity Funds	54.8	54.6
Fixed Income Funds	10.0	10.0
Global Equity Funds	25.2	25.5
REIT Funds	10.0	9.9
Total	100.0	100.0

Seligman Harvester Fund

Allocation to Underlying Funds	Percent of Portfolio
	6/30/06	12/31/05
Domestic Equity Funds	44.8	44.8
Fixed Income Funds	30.0	30.2
Global Equity Funds	10.1	10.1
REIT Funds	15.1	14.9
Total	100.0	100.0

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect the operating expenses of the Underlying Funds, or any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you determine the relative total expenses of owning different funds. In addition, if Underlying Fund expenses and transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2006 and held for the entire six-month period ended June 30, 2006.

Actual Expenses
The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

(Continued on next page.)

Understanding and Comparing
Your Fund’s Expenses  (continued)

			Actual		Hypothetical
	Beginning		Ending		Ending
	Account	Annualized	Account	Expenses Paid	Account	Expenses Paid
	Value	Expense	Value	During Period**	Value	During Period**
Fund	1/1/06	Ratio*	6/30/06	1/1/06 to 6/30/06	6/30/06	1/1/06 to 6/30/06
Time Horizon 30 Fund
Class A	$1,000.00	0.40%	$1,041.40	$2.03	$1,022.80	$2.02
Class B	1,000.00	1.15	1,037.40	5.83	1,019.07	5.78
Class C	1,000.00	1.15	1,037.40	5.83	1,019.07	5.78
Class D	1,000.00	1.15	1,037.40	5.83	1,019.07	5.78
Time Horizon 20 Fund
Class A	1,000.00	0.40	1,039.00	2.03	1,022.80	2.02
Class B	1,000.00	1.16	1,033.60	5.83	1,019.06	5.79
Class C	1,000.00	1.16	1,033.60	5.83	1,019.06	5.79
Class D	1,000.00	1.16	1,033.60	5.83	1,019.06	5.79
Time Horizon 10 Fund
Class A	1,000.00	0.25	1,040.70	1.28	1,023.54	1.27
Class B	1,000.00	1.01	1,036.60	5.10	1,019.78	5.06
Class C	1,000.00	1.01	1,036.60	5.10	1,019.78	5.06
Class D	1,000.00	1.01	1,036.60	5.10	1,019.78	5.06
Harvester
Class A	1,000.00	0.25	1,026.80	1.26	1,023.55	1.26
Class B	1,000.00	1.00	1,023.00	5.04	1,019.82	5.03
Class C	1,000.00	1.00	1,023.00	5.04	1,019.82	5.03
Class D	1,000.00	1.00	1,023.00	5.04	1,019.82	5.03
___________
*
Expenses of Class B, Class C, and Class D shares are higher than expenses of Class A shares due to the higher 12b-1 fees paid by Class B, Class C, and Class D shares. See the Series’ prospectus for a description of each share class and its expenses and sales charges. J. & W. Seligman & Co. Incorporated, the Manager, is waiving its investment management fee and reimbursing a portion of each Fund’s expenses, other than distribution and service fees (Note 3). Absent such waiver/reimbursement, the expense ratios and expenses paid for the period would have been higher.

**
Expenses are equal to the Fund’s annualized expense ratio based on actual expenses for the period January 1, 2006 to June 30, 2006, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

Portfolios of Investments (unaudited)
June 30, 2006

Seligman Time Horizon 30 Fund
	Shares	Value
Domestic Equity Funds 59.5%
Seligman Capital Fund*	162,945	$3,425,104
Seligman Communications and Information Fund*	86,323	2,464,522
Seligman Frontier Fund*Ø	35,053	468,659
Seligman Growth Fund*	117,817	477,159
Seligman Large-Cap Value Fund	36,404	480,533
Seligman Smaller-Cap Value Fund*Ø	121,315	2,045,371
		9,361,348
Global Equity Funds 40.0%
Seligman Emerging Markets Fund*Ø	140,685	1,598,181
Seligman Global Smaller Companies Fund*Ø	218,132	3,917,650
Seligman International Growth Fund*	53,100	780,039
		6,295,870
Total Investments (Cost $12,747,238) 99.5%		15,657,218
Other Assets Less Liabilities 0.5%		85,050
Net Assets 100.0%		$15,742,268

Seligman Time Horizon 20 Fund
	Shares	Value
Domestic Equity Funds 63.0%
Seligman Capital Fund*	259,524	$5,455,194
Seligman Communications and Information Fund*	94,185	2,688,982
Seligman Frontier Fund*Ø	61,850	826,935
Seligman Growth Fund*	604,641	2,448,796
Seligman Large-Cap Value Fund	186,964	2,467,925
Seligman Smaller-Cap Value Fund*Ø	195,902	3,302,907
		17,190,739
Global Equity Funds 37.3%
Seligman Emerging Markets Fund*Ø	245,542	2,789,357
Seligman Global Smaller Companies Fund*Ø	259,570	4,661,877
Seligman International Growth Fund*	186,817	2,744,342
		10,195,576
Total Investments (Cost $22,457,548) 100.3%		27,386,315
Other Assets Less Liabilities (0.3)%		(69,210)
Net Assets 100.0%		$27,317,105
___________
See footnotes on page 12.

Portfolios of Investments (unaudited)
June 30, 2006

Seligman Time Horizon 10 Fund
	Shares	Value
Domestic Equity Funds 54.6%
Seligman Capital Fund*	326,025	$6,853,045
Seligman Communications and Information Fund*	119,889	3,422,831
Seligman Growth Fund*	758,491	3,071,889
Seligman Large-Cap Value Fund	233,293	3,079,468
Seligman Smaller-Cap Value Fund*Ø	143,250	2,415,195
		18,842,428
Fixed-Income Fund 9.9%
Seligman High-Yield Fund	1,056,065	3,432,212
Global Equity Funds 25.1%
Seligman Emerging Markets Fund*Ø	153,025	1,738,364
Seligman Global Smaller Companies Fund*Ø	192,443	3,456,276
Seligman International Growth Fund*	235,650	3,461,698
		8,656,338
REIT Fund 10.0%
Seligman LaSalle Monthly Dividend Real Estate Fund Ø	357,549	3,461,074
Total Investments (Cost $30,195,383) 99.6%		34,392,052
Other Assets Less Liabilities 0.4%		126,201
Net Assets 100.0%		$34,518,253

Seligman Harvester Fund
	Shares	Value
Domestic Equity Funds 44.5%
Seligman Capital Fund*	77,398	$1,626,906
Seligman Common Stock Fund	151,444	1,784,010
Seligman Growth Fund*	480,172	1,944,697
Seligman Large-Cap Value Fund	147,689	1,949,495
		7,305,108
Fixed-Income Funds 29.7%
Seligman High-Yield Fund	501,416	1,629,602
Seligman Investment Grade Fixed Income Fund	237,862	1,629,355
Seligman U.S. Government Securities Fund	244,300	1,629,481
		4,888,438
Global Equity Fund 10.0%
Seligman International Growth Fund*	111,886	1,643,605
REIT Fund 15.0%
Seligman LaSalle Monthly Dividend Real Estate FundØ	254,637	2,464,886
Total Investments (Cost $14,873,969) 99.2%		16,302,037
Other Assets Less Liabilities 0.8%		127,011
Net Assets 100.0%		$16,429,048
___________
*	Non-income producing security.
Ø	Security has paid capital gain distributions during the twelve months ended June 30, 2006.
See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)
June 30, 2006

	Seligman	Seligman	Seligman	Seligman
	Time Horizon	Time Horizon	Time Horizon	Harvester
	30 Fund	20 Fund	10 Fund	Fund
Assets:
Investments in Underlying Funds, at value (see portfolios of investments)	$15,657,218	$27,386,315	$34,392,052	$16,302,037
Cash	68,911	—	—	—
Receivable for Capital Stock sold	17,987	116,826	208,839	154,268
Receivable for investments sold	—	—	330,510	223,450
Prepaid registration fees	22,842	22,764	23,209	22,891
Dividends receivable	—	—	8,284	8,290
Receivable from Manager	1,131	—	1,741	3,999
Other	4,221	5,774	7,093	5,369
Total Assets	15,772,310	27,531,679	34,971,728	16,720,304

Liabilities:
Bank overdraft	—	85,742	217,819	85,581
Payable for investments purchased	—	—	103,050	71,195
Payable for Capital Stock repurchased	7,879	95,699	94,340	102,411
Distribution and service (12b-1) fees payable	5,299	10,263	13,339	6,204
Dividends payable	—	—	—	6,963
Payable to the Manager	—	456	—	—
Accrued expenses and other	16,864	22,414	24,927	18,902
Total Liabilities	30,042	214,574	453,475	291,256
Net Assets	$15,742,268	$27,317,105	$34,518,253	$16,429,048

Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$932	$1,422	$1,902	$1,127
Class B	477	711	929	473
Class C	601	1,387	1,718	952
Class D	129	261	501	293
Additional paid-in capital	12,823,831	22,861,977	32,709,703	17,065,260
Undistributed (accumulated)
net investment gain (loss)	(62,790)	(119,356)	66,088	(27,328)
Accumulated net realized gain (loss)	69,108	(358,064)	(2,459,257)	(2,039,797)
Net unrealized appreciation of investments	2,909,980	4,928,767	4,196,669	1,428,068
Net Assets	$15,742,268	$27,317,105	$34,518,253	$16,429,048
Investments in Underlying Funds, at cost	$12,747,238	$22,457,548	$30,195,383	$14,873,969

(Continued on page 14.)

Statements of Assets and Liabilities  (unaudited)
June 30, 2006

	Seligman	Seligman	Seligman	Seligman
	Time Horizon	Time Horizon	Time Horizon	Harvester
	30 Fund	20 Fund	10 Fund	Fund
Net Assets:
Class A	$7,037,555	$10,607,224	$13,142,414	$6,505,873
Class B	3,437,582	5,033,985	6,307,240	2,733,082
Class C	4,335,331	9,826,078	11,665,373	5,499,029
Class D	931,800	1,849,818	3,403,226	1,691,064

Shares of Capital Stock Outstanding:
Class A	931,913	1,422,485	1,901,526	1,126,662
Class B	476,716	710,653	929,088	473,269
Class C	601,266	1,387,195	1,718,362	952,275
Class D	129,209	261,154	501,328	292,825

Net Asset Value per Share:
Class A	$7.55	$7.46	$6.91	$5.77
Class B	$7.21	$7.08	$6.79	$5.77
Class C	$7.21	$7.08	$6.79	$5.77
Class D	$7.21	$7.08	$6.79	$5.77
___________
See Notes to Financial Statements.

Statements of Operations (unaudited)
For the Six Months Ended June 30, 2006

	Seligman	Seligman	Seligman	Seligman
	Time Horizon	Time Horizon	Time Horizon	Harvester
	30 Fund	20 Fund	10 Fund	Fund
Investment Income:
Dividends from Underlying Funds	$—	$—	$191,850	$179,851

Expenses:
Distribution and service (12b-1) fees	31,262	63,620	81,821	39,866
Registration	27,075	28,567	29,360	27,759
Auditing and legal fees	9,206	12,806	14,770	10,424
Management fees	7,436	13,483	16,851	8,573
Shareholder account services	3,334	7,035	7,055	6,209
Shareholder reports and communications	3,158	4,730	5,620	3,726
Directors’ fees and expenses	2,487	2,657	2,748	2,517
Custody and related services	1,774	2,380	3,024	2,099
Miscellaneous	1,607	2,109	2,291	1,908
Total Expenses Before Waiver/Reimbursement	87,339	137,387	163,540	103,081
Waiver/reimbursement of expenses (Note 3)	(26,332)	(19,833)	(39,592)	(41,781)
Total Expenses After Waiver/Reimbursement	61,007	117,554	123,948	61,300
Net Investment Income (Loss)	(61,007)	(117,554)	67,902	118,551

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	(85,742)	36,155	46,209
Net change in unrealized appreciation of investments	482,470	982,543	976,446	249,262
Net Gain on Investments	482,470	896,801	1,012,601	295,471
Increase in Net Assets from Operations	$421,463	$779,247	$1,080,503	$414,022
___________
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Seligman		Seligman
	Time Horizon 30 Fund		Time Horizon 20 Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	6/30/06	12/31/05	6/30/06	12/31/05
Operations:
Net investment loss	$(61,007)	$(90,116)	$(117,554)	$(193,667)
Net realized gain (loss) on investments and capital gain distributions from
Underlying Funds	—	261,852	(85,742)	368,085
Net change in unrealized appreciation of investments	482,470	939,608	982,543	1,946,287
Increase in Net Assets from Operations	421,463	1,111,344	779,247	2,120,705

Capital Share Transactions:
Net proceeds from sales of shares	2,568,830	2,605,023	3,230,070	5,940,073
Exchanged from associated funds	520,625	1,319,365	1,015,731	1,601,616
Total	3,089,455	3,924,388	4,245,801	7,541,689
Cost of shares repurchased	(733,346)	(1,695,402)	(1,873,775)	(3,764,974)
Exchanged into associated funds	(79,903)	(109,157)	(192,844)	(687,770)
Total	(813,249)	(1,804,559)	(2,066,619)	(4,452,744)
Increase in Net Assets from Capital Share Transactions	2,276,206	2,119,829	2,179,182	3,088,945
Increase in Net Assets	2,697,669	3,231,173	2,958,429	5,209,650

Net Assets:
Beginning of period	13,044,599	9,813,426	24,358,676	19,149,026
End of Period*	$15,742,268	$13,044,599	$27,317,105	$24,358,676
___________
* Including accumulated net investment loss as follows	$(62,790)	$(1,783)	$(119,356)	$(1,802)
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)
(continued)

	Seligman		Seligman
	Time Horizon 10 Fund		Harvester Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	6/30/06	12/31/05	6/30/06	12/31/05
Operations:
Net investment income	$67,902	$61,929	$118,551	$187,485
Net realized gain on investments and capital gain distributions from Underlying Funds	36,155	543,120	46,209	52,322
Net change in unrealized appreciation of investments	976,446	1,619,295	249,262	474,036
Increase in Net Assets from Operations	1,080,503	2,224,344	414,022	713,843

Distributions to Shareholders:
Net investment income:
Class A	—	(44,548)	(60,657)	(90,788)
Class B	—	(5,193)	(16,661)	(30,981)
Class C	—	(9,370)	(30,746)	(51,050)
Class D	—	(2,818)	(10,387)	(14,666)
Total	—	(61,929)	(118,451)	(187,485)
Dividends in excess of net investment income:
Class A	—	(44,749)	—	(27,387)
Class B	—	(5,215)	—	(9,345)
Class C	—	(9,413)	—	(15,399)
Class D	—	(2,831)	—	(4,425)
Total	—	(62,208)	—	(56,556)
Decrease in Net Assets from Distributions	—	(124,137)	(118,451)	(244,041)

Capital Share Transactions:
Net proceeds from sales of shares	4,563,525	6,704,078	1,849,578	3,623,237
Exchanged from associated funds	1,729,799	4,767,290	1,162,805	1,156,202
Investment of dividends	—	115,780	118,127	192,347
Total	6,293,324	11,587,148	3,130,510	4,971,786
Cost of shares repurchased	(2,373,225)	(3,683,042)	(2,542,176)	(4,193,947)
Exchanged into associated funds	(1,120,417)	(1,020,158)	(1,381,991)	(600,216)
Total	(3,493,642)	(4,703,200)	(3,924,167)	(4,794,163)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,799,682	6,883,948	(793,657)	177,623
Increase (Decrease) in Net Assets	3,880,185	8,984,155	(498,086)	647,425

Net Assets:
Beginning of period	30,638,068	21,653,913	16,927,134	16,279,709
End of Period*	$34,518,253	$30,638,068	$16,429,048	$16,927,134
___________
* Including undistributed (accumulated) net investment income (loss) as follows	$66,088	$(1,814)	$(27,328)	$(27,428)
See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.
Multiple Classes of Shares — Seligman Time Horizon/Harvester Series, Inc. (the “Series”) consists of four separate funds: Seligman Time Horizon 30 Fund (“Time Horizon 30 Fund”), Seligman Time Horizon 20 Fund (“Time Horizon 20 Fund”), Seligman Time Horizon 10 Fund (“Time Horizon 10 Fund”), and Seligman Harvester Fund (“Harvester Fund”). Each Fund invests in a combination of Class A shares of other Seligman mutual funds (the “Underlying Funds”). Each Fund of the Series offers four classes of shares.

Class A shares are sold with an initial sales charge of up to 4.75%. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of Mutual Funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman registered investment company, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The four classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.
Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Series:

a.
Security Valuation — Underlying Funds owned by a Fund are valued at their respective net asset values. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual

Notes to Financial Statements (unaudited)

funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.	Federal Taxes — Each Fund in the Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.
Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on an accrual basis. Dividends receivable are recorded on ex-dividend dates. Distributions received from the Fund’s investments are initially recorded as dividend income as reported by the issuers. Portions of these distributions will be appropriately recharacterized as capital gains or returns of capital based on reporting from the issuers received after the end of the year. The annual financial statements will reflect any such recharacterizations.

d.
Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the six months ended June 30, 2006, distribution and service fees were the only class-specific expenses.

e.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

3.
Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Series and provides the necessary personnel and facilities. Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.10% per annum of each Fund’s average daily net assets. The Manager voluntarily waived its management fee and reimbursed each Fund’s expenses, other than distribution and service fees, that exceeded 0.50% per annum of the Fund’s average daily net assets through March 31, 2005. Beginning April 1, 2005 through April 30, 2007, the Manager has contractually undertaken to waive its management fee and/or reimburse each Fund’s expenses in order to limit Fund expenses (other than distribution and service fees) to 0.40% per annum of average daily net assets for Time Horizon 30 Fund and Time Horizon 20 Fund and to limit Fund expenses to 0.25% per annum of average daily net assets for Time Horizon 10 Fund and Harvester Fund. From May 1, 2007 through December 31, 2010, the Manager has contractually undertaken to waive its management fee and/or to reimburse each Fund’s expenses, other than distribution and service fees, that exceed 0.75% per annum of average daily net assets.

For the six months ended June 30, 2006, the amount of expenses waived and reimbursed by the Manager and the amount receivable from the Manager at June 30, 2006 were as follows:

		Receivable
	Waiver and	from (Payable to)
Fund	Reimbursements	Manager
Time Horizon 30 Fund	$26,332	$1,131
Time Horizon 20 Fund	19,833	(456)
Time Horizon 10 Fund	39,592	1,741
Harvester Fund	41,781	3,999

For the six months ended June 30, 2006, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Series’ shares and an affiliate of the Manager, received the following commissions and concessions for sales of Class A and Class C shares after commissions were paid to dealers for sales of Class A and Class C shares:

Notes to Financial Statements (unaudited)

	Distributor			Distributor
	Commissions			Commissions
	and	Dealer		and	Dealer
Fund	Concessions	Commissions	Fund	Concessions	Commissions
Time Horizon 30 Fund	$1,846	$21,233	Time Horizon 10 Fund	$10,831	$64,285
Time Horizon 20 Fund	4,453	35,322	Harvester Fund	1,790	20,315

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A, Class B, Class C, and Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing service fee of up to 0.25% per annum of the average daily net assets attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. To avoid any duplication of the service fee, the service fees to be paid by each class of a Fund will be reduced by the dollar amount of any service fees paid by the Underlying Funds with respect to shares owned by the Fund.

For the six months ended June 30, 2006, service fees incurred by the Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund, and the Harvester Fund (net of service fees paid by Underlying Funds), aggregated $64, $100, $169, and $43, respectively, or 0.01%, 0.01%, 0.01%, and 0.00%, respectively per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class C and Class D shares, service organizations may receive up to 0.75% per annum of the average daily net assets for providing other distribution assistance. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% per annum of the average daily net assets is payable monthly by the Funds to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. Distribution fees retained by the Distributor, for the six months ended June 30, 2006, were as follows:

Fund	Amount	Fund	Amount
Time Horizon 30 Fund	$2	Time Horizon 10 Fund	$8
Time Horizon 20 Fund	26	Harvester Fund	—

For the six months ended June 30, 2006, the service fees and distribution fees incurred under the Plan (net of service fees paid by Underlying Funds), and their equivalent per annum percentage of the average daily net assets of Class B, Class C, and Class D shares, were as follows:

Fund	Class B	Class C	Class D	Fee Rate
Time Horizon 30 Fund	$12,545	$15,034	$3,619	0.75%
Time Horizon 20 Fund	19,376	36,777	7,367	0.75
Time Horizon 10 Fund	23,770	45,022	12,860	0.75
Harvester Fund	11,210	21,469	7,144	0.75

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C and Class D shares. For the six months ended June 30, 2006, such charges amounted to $302 for Time Horizon 30 Fund, $820 for Time Horizon 20 Fund, $808 for Time Horizon 10 Fund and $1,004 for Harvester Fund. The Distributor has sold its rights to the Purchasers to collect any CDSC imposed on redemptions of Class B shares.

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service fees pursuant to the Plan. For the six months ended June 30, 2006, the Distributor and Seligman Services, Inc. received distribution and service fees, pursuant to the Plan, as follows:

Notes to Financial Statements (unaudited)

Fund	Distribution and Service Fees	Fund	Distribution and Service Fees
Time Horizon 30 Fund	$404	Time Horizon 10 Fund	$331
Time Horizon 20 Fund	772	Harvester Fund	506

For the six months ended June 30, 2006, Seligman Data Corp., which is owned by certain associated investment companies, charged the Series at cost the following amounts for shareholder account services in accordance with a methodology approved by the Series’ directors:

Fund	Amount	Fund	Amount
Time Horizon 30 Fund	$3,334	Time Horizon 10 Fund	$7,055
Time Horizon 20 Fund	7,035	Harvester Fund	6,209

Costs of Seligman Data Corp. directly attributable to each Fund were charged to the Fund. The remaining charges were allocated to the Funds by Seligman Data Corp. pursuant to a formula based on each Fund’s net assets, shareholder transaction volume and number of shareholder accounts.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Funds of the Series or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by a Fund for federal income tax purposes until such amounts are paid. The accumulated balances at December 31, 2005 were as follows:

Fund	Amount	Fund	Amount
Time Horizon 30 Fund	$1,783	Time Horizon 10 Fund	$1,814
Time Horizon 20 Fund	1,802	Harvester Fund	1,809

These accumulated balances were paid to the participating director in January, 2006. As of June 30, 2006, no directors were participating in the deferred compensation arrangement.

4.	Purchases and Sales of Securities — Purchases and sales of portfolio securities (Underlying Funds), excluding short-term investments, for the six months ended June 30, 2006, were as follows:

Fund	Purchases	Sales	Fund	Purchases	Sales
Time Horizon 30 Fund	$2,231,756	$—	Time Horizon 10 Fund	$3,947,661	$1,063,197
Time Horizon 20 Fund	2,516,780	281,314	Harvester Fund	952,259	1,894,916

5.
Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended June 30, 2006, and will vary from the final tax information as of the Fund’s year end.

At June 30, 2006, the tax basis cost of investments for federal income tax purposes for each Fund was as follows:

Fund	Tax Basis Cost	Fund	Tax Basis Cost
Time Horizon 30 Fund	$12,806,409	Time Horizon 10 Fund	$30,785,598
Time Horizon 20 Fund	22,998,821	Harvester Fund	15,573,512

The tax basis cost was greater than the cost for financial reporting purposes primarily due to the following tax deferral of losses on wash sales:

Fund	Amount	Fund	Amount
Time Horizon 30 Fund	$59,171	Time Horizon 10 Fund	$583,723
Time Horizon 20 Fund	541,273	Harvester Fund	687,379

At June 30, 2006, the tax basis components of accumulated earnings (losses) were as follows:

	Time	Time	Time
	Horizon 30	Horizon 20	Horizon 10	Harvester
	Fund	Fund	Fund	Fund
Gross unrealized appreciation of portfolio securities	$2,880,882	$4,620,234	$4,073,789	$1,277,607
Gross unrealized depreciation of portfolio securities	(30,073)	(232,740)	(460,843)	(531,571)
Net unrealized appreciation of portfolio securities	2,850,809	4,387,494	3,612,946	746,036
Undistributed ordinary income	—	—	66,088	—
Current period net realized gain	128,279	183,209	105,507	98,786
Capital loss carryforwards	—	—	(1,981,041)	(1,456,553)
Total accumulated earnings (losses)	$2,979,088	$4,570,703	$1,803,500	$(611,731)

At December 31, 2005, Time Horizon 10 Fund and Harvester Fund had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains. The loss carryforwards expire as follows:

Expiration	2009	2010	2011	2012	Total
Time Horizon 10 Fund	—	$325,445	$1,535,611	$119,985	$1,981,041
Harvester Fund	$119,589	—	874,015	462,949	1,456,553

Accordingly, no capital gains distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards.

For the six months ended June 30, 2006 and the year ended December 31, 2005, all of the distributions to shareholders were from ordinary income.

Notes to Financial Statements (unaudited)

6.
Capital Stock Share Transactions — The Board of Directors of the Series, at its discretion, may classify any unissued shares of Capital Stock among any Fund of the Series. The Series has authorized 4,000,000,000 shares all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

	Six Months Ended		Year Ended
Time Horizon 30 Fund	June 30, 2006		December 31, 2005
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	126,436	$989,346	203,801	$1,365,453
Exchanged from associated funds	31,038	240,085	56,799	379,616
Converted from Class B*	12,755	99,583	9,425	63,152
Total	170,229	1,329,014	270,025	1,808,221
Cost of shares repurchased	(27,978)	(220,635)	(111,416)	(724,707)
Exchanged into associated funds	(3,021)	(22,852)	(10,876)	(73,156)
Total	(30,999)	(243,487)	(122,292)	(797,863)
Increase	139,230	$1,085,527	147,733	$1,010,358
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	70,935	$533,473	78,099	$507,580
Exchanged from associated funds	26,696	202,697	110,548	709,386
Total	97,631	736,170	188,647	1,216,966
Cost of shares repurchased	(37,493)	(275,715)	(68,152)	(438,152)
Exchanged into associated funds	(2,038)	(15,027)	(3,995)	(24,832)
Converted to Class A*	(13,331)	(99,583)	(9,809)	(63,152)
Total	(52,862)	(390,325)	(81,956)	(526,136)
Increase	44,769	$345,845	106,691	$690,830
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	125,779	$944,625	94,129	$611,959
Exchanged from associated funds	9,112	65,744	20,489	133,096
Total	134,891	1,010,369	114,618	745,055
Cost of shares repurchased	(20,429)	(150,231)	(56,627)	(360,847)
Exchanged into associated funds	(5,415)	(38,282)	(648)	(4,268)
Total	(25,844)	(188,513)	(57,275)	(365,115)
Increase	109,047	$821,856	57,343	$379,940
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	13,571	$101,386	18,484	$120,031
Exchanged from associated funds	1,616	12,099	14,823	97,267
Total	15,187	113,485	33,307	217,298
Cost of shares repurchased	(11,592)	(86,765)	(27,354)	(171,696)
Exchanged into associated funds	(500)	(3,742)	(1,129)	(6,901)
Total	(12,092)	(90,507)	(28,483)	(178,597)
Increase	3,095	$22,978	4,824	$38,701
___________
See footnote on page 26.

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended
Time Horizon 20 Fund	June 30, 2006		December 31, 2005
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	197,299	$1,521,488	367,829	$2,427,597
Exchanged from associated funds	45,683	358,520	127,482	836,457
Converted from Class B*	13,710	103,448	13,031	89,339
Total	256,692	1,983,456	508,342	3,353,393
Cost of shares repurchased	(95,205)	(727,848)	(303,936)	(2,005,057)
Exchanged into associated funds	(10,466)	(81,059)	(31,563)	(204,074)
Total	(105,671)	(808,907)	(335,499)	(2,209,131)
Increase	151,021	$1,174,549	172,843	$1,144,262
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	53,136	$385,211	130,738	$814,592
Exchanged from associated funds	48,434	354,946	65,434	416,228
Total	101,570	740,157	196,172	1,230,820
Cost of shares repurchased	(63,108)	(465,805)	(125,064)	(786,097)
Exchanged into associated funds	—	—	(14,677)	(91,920)
Converted to Class A*	(14,385)	(103,448)	(13,638)	(89,339)
Total	(77,493)	(569,253)	(153,379)	(967,356)
Increase	24,077	$170,904	42,793	$263,464
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	157,675	$1,156,455	364,414	$2,279,575
Exchanged from associated funds	29,404	211,786	38,503	235,996
Total	187,079	1,368,241	402,917	2,515,571
Cost of shares repurchased	(63,417)	(461,726)	(119,254)	(755,924)
Exchanged into associated funds	(14,772)	(107,710)	(54,736)	(351,029)
Total	(78,189)	(569,436)	(173,990)	(1,106,953)
Increase	108,890	$798,805	228,927	$1,408,618
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	22,611	$166,916	66,728	$418,309
Exchanged from associated funds	12,107	90,479	17,522	112,935
Total	34,718	257,395	84,250	531,244
Cost of shares repurchased	(31,001)	(218,396)	(33,559)	(217,896)
Exchanged into associated funds	(553)	(4,075)	(6,191)	(40,747)
Total	(31,554)	(222,471)	(39,750)	(258,643)
Increase	3,164	$34,924	44,500	$272,601
___________
See footnote on page 26.

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended
Time Horizon 10 Fund	June 30, 2006		December 31, 2005
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	328,464	$2,322,366	475,659	$2,950,906
Exchanged from associated funds	77,663	542,734	176,690	1,090,947
Converted from Class B*	20,849	145,879	12,647	79,959
Investment of dividends	—	—	12,731	84,916
Total	426,976	3,010,979	677,727	4,206,728
Cost of shares repurchased	(140,476)	(990,053)	(196,150)	(1,232,749)
Exchanged into associated funds	(43,623)	(307,748)	(5,269)	(32,508)
Total	(184,099)	(1,297,801)	(201,419)	(1,265,257)
Increase	242,877	$1,713,178	476,308	$2,941,471
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	44,380	$308,009	184,388	$1,124,581
Exchanged from associated funds	68,001	470,165	129,435	785,657
Investment of dividends	—	—	1,329	8,747
Total	112,381	778,174	315,152	1,918,985
Cost of shares repurchased	(56,921)	(388,380)	(106,651)	(656,662)
Exchanged into associated funds	(3,970)	(26,954)	(11,075)	(65,728)
Converted to Class A*	(21,201)	(145,879)	(12,859)	(79,959)
Total	(82,092)	(561,213)	(130,585)	(802,349)
Increase	30,289	$216,961	184,567	$1,116,636
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	258,320	$1,784,187	308,008	$1,876,573
Exchanged from associated funds	70,670	491,722	339,426	2,078,093
Investment of dividends	—	—	2,526	16,620
Total	328,990	2,275,909	649,960	3,971,286
Cost of shares repurchased	(118,879)	(822,976)	(203,980)	(1,257,463)
Exchanged into associated funds	(106,177)	(719,382)	(138,827)	(833,866)
Total	(225,056)	(1,542,358)	(342,807)	(2,091,329)
Increase	103,934	$733,551	307,153	$1,879,957
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	21,757	$148,963	122,192	$752,018
Exchanged from associated funds	32,511	225,178	132,938	812,593
Investment of dividends	—	—	835	5,497
Total	54,268	374,141	255,965	1,570,108
Cost of shares repurchased	(24,548)	(171,816)	(87,425)	(536,168)
Exchanged into associated funds	(9,879)	(66,333)	(14,570)	(88,056)
Total	(34,427)	(238,149)	(101,995)	(624,224)
Increase	19,841	$135,992	153,970	$945,884
___________
See footnote on page 26.

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended
Harvester Fund	June 30, 2006		December 31, 2005
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	118,447	$690,030	351,839	$1,907,608
Exchanged from associated funds	138,430	817,252	65,728	360,365
Converted from Class B*	41,307	239,856	22,987	126,955
Investment of dividends	10,478	60,850	17,912	99,502
Total	308,662	1,807,988	458,466	2,494,430
Cost of shares repurchased	(194,044)	(1,115,952)	(234,268)	(1,284,529)
Exchanged into associated funds	(119,875)	(709,547)	(13,622)	(74,311)
Total	(313,919)	(1,825,499)	(247,890)	(1,358,840)
Increase (decrease)	(5,257)	$(17,511)	210,576	$1,135,590
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	8,408	$48,814	21,238	$115,578
Exchanged from associated funds	26,787	155,797	87,542	477,874
Investment of dividends	2,786	16,165	5,196	28,932
Total	37,981	220,776	113,976	622,384
Cost of shares repurchased	(84,539)	(490,469)	(194,086)	(1,068,411)
Exchanged into associated funds	(6,273)	(37,143)	(40,887)	(221,398)
Converted to Class A*	(41,300)	(239,817)	(22,986)	(126,945)
Total	(132,112)	(767,429)	(257,959)	(1,416,754)
Decrease	(94,131)	$(546,653)	(143,983)	$(794,370)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	150,220	$873,617	139,258	$768,026
Exchanged from associated funds	15,879	91,623	33,600	182,945
Investment of dividends	5,162	29,961	8,819	49,116
Total	171,261	995,201	181,677	1,000,087
Cost of shares repurchased	(126,535)	(740,266)	(293,089)	(1,624,987)
Exchanged into associated funds	(40,989)	(239,573)	(52,321)	(288,009)
Total	(167,524)	(979,839)	(345,410)	(1,912,996)
Increase (decrease)	3,737	$15,362	(163,733)	$(912,909)
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	40,912	$237,078	150,708	$832,015
Exchanged from associated funds	16,974	98,133	24,610	135,018
Investment of dividends	1,921	11,151	2,644	14,797
Total	59,807	346,362	177,962	981,830
Cost of shares repurchased	(33,157)	(195,489)	(39,524)	(216,020)
Exchanged into associated funds	(69,362)	(395,728)	(3,039)	(16,498)
Total	(102,519)	(591,217)	(42,563)	(232,518)
Increase (decrease)	(42,712)	$(244,855)	135,399	$749,312
___________
*
Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date. The amounts of dividends accrued on Class B shares between the last dividend payment date and the conversion date is invested in Class A shares and is included in the conversion from Class B amount.

7.
Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the

Notes to Financial Statements (unaudited)

Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman mutual funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all the Seligman registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund.

Since February 2004, the Manager has been in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager has objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intends to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading. Seligman believes any such action would be without merit.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any penalties or restitution will be paid by Seligman and not by the Seligman Funds.

Seligman does not believe that the foregoing possible actions or any threatened legal actions should have a material adverse impact on the Manager, the Distributor or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

8.
Recently Issued Accounting Pronouncement — In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 provides guidance for how uncertain tax positions, if any, should be recognized, measured, presented and disclosed in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Series is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Fund for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Time Horizon 30 Fund

	Six Months
	Ended		Year Ended December 31,
Class A	6/30/06		2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$7.25		$6.56	$5.68	$4.08	$5.51	$6.24
Income (Loss) from Investment Operations:
Net investment loss	(0.02)		(0.03)	(0.03)	(0.02)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	0.32		0.72	0.91	1.62	(1.41)	(0.46)
Total from Investment Operations	0.30		0.69	0.88	1.60	(1.43)	(0.49)
Less Distributions:
Distributions from net investment income	—		—	—	—	—	(0.03)
Distributions from net realized capital gains	—		—	—	—	—	(0.21)
Total Distributions	—		—	—	—	—	(0.24)
Net Asset Value, End of Period	$7.55		$7.25	$6.56	$5.68	$4.08	$5.51
Total Return	4.14%		10.52%	15.49%#	39.22%	(25.95)%	(7.47)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$7,038		$5,747	$4,230	$2,703	$1,531	$1,399
Ratio of expenses to average net assets	0.40	%†	0.42%	0.51%	0.51%	0.51%	0.51%
Ratio of net investment loss to average net assets	(0.40)	%†	(0.42)%	(0.50)%	(0.47)%	(0.49)%	(0.49)%
Portfolio turnover rate	—		2.27%	2.79%	1.74%	—	—
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	0.75	%†	1.03%	1.22%	1.58%	1.93%	3.70%
Ratio of net investment loss to average net assets	(0.75)	%†	(1.03)%	(1.21)%	(1.55)%	(1.91)%	(3.68)%

___________
See footnotes on page 43.

Financial Highlights (unaudited)

Time Horizon 30 Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class B	6/30/06		2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$6.95		$6.33	$5.53	$3.99	$5.43	$6.21
Income (Loss) from Investment Operations:
Net investment loss	(0.04)		(0.08)	(0.07)	(0.06)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments	0.30		0.70	0.87	1.60	(1.38)	(0.47)
Total from Investment Operations	0.26		0.62	0.80	1.54	(1.44)	(0.54)
Less Distributions:
Distributions from net investment income	—		—	—	—	—	(0.03)
Distributions from netrealized capital gains	—		—	—	—	—	(0.21)
Total Distributions	—		—	—	—	—	(0.24)
Net Asset Value, End of Period	$7.21		$6.95	$6.33	$5.53	$3.99	$5.43
Total Return	3.74%		9.79%	14.47%#	38.60%	(26.52)%	(8.32)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$3,438		$3,001	$2,060	$1,490	$806	$679
Ratio of expenses to average net assets	1.16	%†	1.18%	1.26%	1.25%	1.26%	1.26%
Ratio of net investment loss to average net assets	(1.16)	%†	(1.18)%	(1.25)%	(1.22)%	(1.24)%	1.24%
Portfolio turnover rate	—		2.27%	2.79%	1.74%	—	—
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.51	%†	1.79%	1.97%	2.33%	2.68%	4.45%
Ratio of net investment loss to average net assets	(1.51)	%†	(1.79)%	(1.96)%	(2.30)%	(2.66)%	(4.43)%
___________
See footnotes on page 43.

Financial Highlights (unaudited)

Time Horizon 30 Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class C	6/30/06		2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$6.95		$6.33	$5.53	$3.99	$5.43	$6.21
Income (Loss) from Investment Operations:
Net investment loss	(0.04)		(0.08)	(0.07)	(0.06)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments	0.30		0.70	0.87	1.60	(1.38)	(0.47)
Total from Investment Operations	0.26		0.62	0.80	1.54	(1.44)	(0.54)
Less Distributions:
Distributions from net investment income	—		—	—	—	—	(0.03)
Distributions from net realized capital gains	—		—	—	—	—	(0.21)
Total Distributions	—		—	—	—	—	(0.24)
Net Asset Value, End of Period	$7.21		$6.95	$6.33	$5.53	$3.99	$5.43
Total Return	3.74%		9.79%	14.47%#	38.60%	(26.52)%	(8.32)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,335		$3,420	$2,755	$2,086	$1,649	$1,950
Ratio of expenses to average net assets	1.16	%†	1.18%	1.26%	1.25%	1.26%	1.26%
Ratio of net investment loss to average net assets	(1.16)	%†	(1.18)%	(1.25)%	(1.22)%	(1.24)%	(1.24)%
Portfolio turnover rate	—		2.27%	2.79%	1.74%	—	—
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.51	%†	1.79%	1.97%	2.33%	2.68%	4.45%
Ratio of net investment loss to average net assets	(1.51)	%†	(1.79)%	(1.96)%	(2.30)%	(2.66)%	(4.43)%
___________
See footnotes on page 43.

Financial Highlights (unaudited)

Time Horizon 30 Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class D	6/30/06		2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$6.95		$6.33	$5.53	$3.99	$5.43	$6.21
Income (Loss) from Investment Operations:
Net investment loss	(0.04)		(0.08)	(0.07)	(0.06)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments	0.30		0.70	0.87	1.60	(1.38)	(0.47)
Total from Investment Operations	0.26		0.62	0.80	1.54	(1.44)	(0.54)
Less Distributions:
Distributions from net investment income	—		—	—	—	—	(0.03)
Distributions from net realized capital gains	—		—	—	—	—	(0.21)
Total Distributions	—		—	—	—	—	(0.24)
Net Asset Value, End of Period	$7.21		$6.95	$6.33	$5.53	$3.99	$5.43
Total Return	3.74%		9.79%	14.47%#	38.60%	(26.52)%	(8.32)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$932		$876	$768	$707	$355	$395
Ratio of expenses to average net assets	1.16	%†	1.18%	1.26%	1.25%	1.26%	1.26%
Ratio of net investment loss to average net assets	(1.16)	%†	(1.18)%	(1.25)%	(1.22)%	(1.24)%	(1.24)%
Portfolio turnover rate	—		2.27%	2.79%	1.74%	—	—
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.51	%†	1.79%	1.97%	2.33%	2.68%	4.45%
Ratio of net investment loss to average net assets	(1.51)	%†	(1.79)%	(1.96)%	(2.30)%	(2.66)%	(4.43)%
___________
See footnotes on page 43.

Financial Highlights (unaudited)

Time Horizon 20 Fund

	Six Months
	Ended		Year Ended December 31,
Class A	6/30/06		2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$7.18		$6.53	$5.67	$4.11	$5.59	$6.47
Income (Loss) from Investment Operations:
Net investment loss	(0.02)		(0.03)	(0.03)	(0.02)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	0.30		0.68	0.89	1.58	(1.46)	(0.61)
Total from Investment Operations	0.28		0.65	0.86	1.56	(1.48)	(0.64)
Less Distributions:
Distributions from net investment income	—		—	—	—	—	(0.03)
Distributions from net realized capital gains	—		—	—	—	—	(0.21)
Total Distributions	—		—	—	—	—	(0.24)
Net Asset Value, End of Period	$7.46		$7.18	$6.53	$5.67	$4.11	$5.59
Total Return	3.90%		9.79%	15.34%#	37.96%	(26.48)%	(9.52)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$10,607		$9,133	$7,179	$4,657	$2,683	$2,842
Ratio of expenses to average net assets	0.40	%†	0.42%	0.50%	0.50%	0.51%	0.51%
Ratio of net investment loss to average net assets	(0.40)	%†	(0.42)%	(0.47)%	(0.41)%	(0.44)%	(0.44)%
Portfolio turnover rate	1.04%		5.42%	5.50%	1.55%	3.01%	—
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	0.55	%†	0.67%	0.75%	0.81%	1.19%	1.64%
Ratio of net investment loss to average net assets	(0.55)	%†	(0.67)%	(0.72)%	(0.73)%	(1.12)%	(1.57)%
___________
See footnotes on page 43.

Financial Highlights (unaudited)

Time Horizon 20 Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class B	6/30/06		2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$6.85		$6.28	$5.49	$4.00	$5.48	$6.41
Income (Loss) from Investment Operations:
Net investment loss	(0.04)		(0.08)	(0.07)	(0.05)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments	0.27		0.65	0.86	1.54	(1.42)	(0.62)
Total from Investment Operations	0.23		0.57	0.79	1.49	(1.48)	(0.69)
Less Distributions:
Distributions from net investment income	—		—	—	—	—	(0.03)
Distributions from net realized capital gains	—		—	—	—	—	(0.21)
Total Distributions	—		—	—	—	—	(0.24)
Net Asset Value, End of Period	$7.08		$6.85	$6.28	$5.49	$4.00	$5.48
Total Return	3.36%		9.08%	14.39%#	37.25%	(27.01)%	(10.40)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,034		$4,703	$4,041	$2,949	$1,559	$1,463
Ratio of expenses to average net assets	1.16	%†	1.18%	1.25%	1.25%	1.26%	1.26%
Ratio of net investment loss to average net assets	(1.16)	%†	(1.18)%	(1.22)%	(1.16)%	(1.19)%	(1.19)%
Portfolio turnover rate	1.04%		5.42%	5.50%	1.55%	3.01%	—
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.31	%†	1.43%	1.50%	1.56%	1.94%	2.39%
Ratio of net investment loss to average net assets	(1.31)	%†	(1.43)%	(1.47)%	(1.48)%	(1.87)%	(2.32)%
___________
See footnotes on page 43.

Financial Highlights (unaudited)

Time Horizon 20 Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class C	6/30/06		2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$6.85		$6.28	$5.49	$4.00	$5.48	$6.41
Income (Loss) from Investment Operations:
Net investment loss	(0.04)		(0.08)	(0.07)	(0.05)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments	0.27		0.65	0.86	1.54	(1.42)	(0.62)
Total from Investment Operations	0.23		0.57	0.79	1.49	(1.48)	(0.69)
Less Distributions:
Distributions from net investment income	—		—	—	—	—	(0.03)
Distributions from net realized capital gains	—		—	—	—	—	(0.21)
Total Distributions	—		—	—	—	—	(0.24)
Net Asset Value, End of Period	$7.08		$6.85	$6.28	$5.49	$4.00	$5.48
Total Return	3.36%		9.08%	14.39%#	37.25%	(27.01)%	(10.40)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$9,826		$8,756	$6,588	$5,695	$4,405	$6,017
Ratio of expenses to average net assets	1.16	%†	1.18%	1.25%	1.25%	1.26%	1.26%
Ratio of net investment loss to average net assets	(1.16)	%†	(1.18)%	(1.22)%	(1.16)%	(1.19)%	(1.19)%
Portfolio turnover rate	1.04%		5.42%	5.50%	1.55%	3.01%	—
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.31	%†	1.43%	1.50%	1.56%	1.94%	2.39%
Ratio of net investment loss to average net assets	(1.31)	%†	(1.43)%	(1.47)%	(1.48)%	(1.87)%	(2.32)%
___________
See footnotes on page 43.

Financial Highlights (unaudited)

Time Horizon 20 Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class D	6/30/06		2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$6.85		$6.28	$5.49	$4.00	$5.48	$6.41
Income (Loss) from Investment Operations:
Net investment loss	(0.04)		(0.08)	(0.07)	(0.05)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments	0.27		0.65	0.86	1.54	(1.42)	(0.62)
Total from Investment Operations	0.23		0.57	0.79	1.49	(1.48)	(0.69)
Less Distributions:
Distributions from net investment income	—		—	—	—	—	(0.03)
Distributions from net realized capital gains	—		—	—	—	—	(0.21)
Total Distributions	—		—	—	—	—	(0.24)
Net Asset Value, End of Period	$7.08		$6.85	$6.28	$5.49	$4.00	$5.48
Total Return	3.36%		9.08%	14.39%#	37.25%	(27.01)%	(10.40)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,850		$1,767	$1,340	$1,217	$933	$1,057
Ratio of expenses to average net assets	1.16	%†	1.18%	1.25%	1.25%	1.26%	1.26%
Ratio of net investment loss to average net assets	(1.16)	%†	(1.18)%	(1.22)%	(1.16)%	(1.19)%	(1.19)%
Portfolio turnover rate	1.04%		5.42%	5.50%	1.55%	3.01%	—
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.31	%†	1.43%	1.50%	1.56%	1.94%	2.39%
Ratio of net investment loss to average net assets	(1.31)	%†	(1.43)%	(1.47)%	(1.48)%	(1.87)%	(2.32)%
___________
See footnotes on page 43.

Financial Highlights (unaudited)

Time Horizon 10 Fund

	Six Months
	Ended		Year Ended December 31,
Class A	6/30/06		2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$6.64		$6.18	$5.53	$4.19	$5.55	$6.59
Income (Loss) from Investment Operations:
Net investment income	0.03		0.05	0.05	0.04	0.05	0.10
Net realized and unrealized gain (loss) on investments	0.24		0.46	0.66	1.34	(1.35)	(0.82)
Total from Investment Operations	0.27		0.51	0.71	1.38	(1.30)	(0.72)
Less Distributions:
Distributions from net investment income	—		(0.05)	(0.05)	(0.04)	(0.05)	(0.13)
Dividends in excess of net investment income	—		—	(0.01)	—	—	—
Return of capital	—		—	—	—	(0.01)	—
Distributions from net realized capital gains	—		—	—	—	—	(0.19)
Total Distributions	—		(0.05)	(0.06)	(0.04)	(0.06)	(0.32)
Net Asset Value, End of Period	$6.91		$6.64	$6.18	$5.53	$4.19	$5.55
Total Return	4.07%		8.32%	12.79%#	32.96%	(23.43)%	(10.69)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$13,142		$11,020	$7,313	$4,415	$2,627	$3,014
Ratio of expenses to average net assets	0.25	%†	0.30%	0.50%	0.50%	0.51%	0.51%
Ratio of net investment income to average net assets	0.89	%†	0.73%	0.80%	0.87%	1.01%	1.64%
Portfolio turnover rate	3.15%		3.45%	16.84%	7.48%	8.20%	6.38%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	0.48	%†	0.60%	0.70%	0.81%	0.87%	1.27%
Ratio of net investment income to average net assets	0.66	%†	0.43%	0.62%	0.56%	0.65%	0.88%
___________
See footnotes on page 43.

Financial Highlights (unaudited)

Time Horizon 10 Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class B	6/30/06		2005		2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$6.55		$6.10		$5.47	$4.16	$5.50	$6.55
Income (Loss) from Investment Operations:
Net investment income	—	ø	—	ø	0.01	0.01	0.02	0.05
Net realized and unrealized gain (loss) on investments	0.24		0.46		0.64	1.31	(1.33)	(0.81)
Total from Investment Operations	0.24		0.46		0.65	1.32	(1.31)	(0.76)
Less Distributions:
Distributions from net investment income	—		—	ø	(0.01)	(0.01)	(0.02)	(0.10)
Dividends in excess of net investment income	—		(0.01)		(0.01)	—	—	—
Return of capital	—		—		—	—	(0.01)	—
Distributions from net realized capital gain	—		—		—	—	—	(0.19)
Total Distributions	—		(0.01)		(0.02)	(0.01)	(0.03)	(0.29)
Net Asset Value, End of Period	$6.79		$6.55		$6.10	$5.47	$4.16	$5.50
Total Return	3.66%		7.39%		12.11%#	31.71%	(23.90)%	(11.38)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$6,307		$5,888		$4,360	$4,123	$3,110	$4,270
Ratio of expenses to average net assets	1.01	%†	1.06%		1.25%	1.25%	1.26%	1.26%
Ratio of net investment income to average net assets	0.13	%†	(0.03)%		0.05%	0.12%	0.26%	0.89%
Portfolio turnover rate	3.15%		3.45%		16.84%	7.48%	8.20%	6.38%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.24	%†	1.36%		1.45%	1.56%	1.62%	2.02%
Ratio of net investment income (loss) to average net assets	(0.10)	%†	(0.33)%		(0.14)%	(0.19)%	(0.10)%	0.13%
___________
See footnotes on page 43.

Financial Highlights (unaudited)

Time Horizon 10 Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class C	6/30/06		2005		2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$6.55		$6.11		$5.47	$4.16	$5.50	$6.55
Income (Loss) from Investment Operations:
Net investment income	—	ø	—	ø	0.01	0.01	0.02	0.05
Net realized and unrealized gain (loss) on investments	0.24		0.45		0.65	1.31	(1.33)	(0.81)
Total from Investment Operations	0.24		0.45		0.66	1.32	(1.31)	(0.76)
Less Distributions:
Distributions from net investment income	—		—	ø	(0.01)	(0.01)	(0.02)	(0.10)
Dividends in excess of net investment income	—		(0.01)		(0.01)	—	—	—
Return of capital	—		—		—	—	(0.01)	—
Distributions from net realized capital gains	—		—		—	—	—	(0.19)
Total Distributions	—		(0.01)		(0.02)	(0.01)	(0.03)	(0.29)
Net Asset Value, End of Period	$6.79		$6.55		$6.11	$5.47	$4.16	$5.50
Total Return	3.66%		7.39%		12.11%#	31.71%	(23.90)%	(11.38)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$11,665		$10,576		$7,981	$6,510	$6,491	$7,933
Ratio of expenses to average net assets	1.01	%†	1.06%		1.25%	1.25%	1.26%	1.26%
Ratio of net investment income to
average net assets	0.13	%†	(0.03)%		0.05%	0.12%	0.26%	0.89%
Portfolio turnover rate	3.15%		3.45%		16.84%	7.48%	8.20%	6.38%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.24	%†	1.36%		1.46%	1.56%	1.62%	2.02%
Ratio of net investment income (loss) to average net assets	(0.10)	%†	(0.33)%		(0.14)%	(0.19)%	(0.10)%	0.13%
___________
See footnotes on page 43.

Financial Highlights (unaudited)

Time Horizon 10 Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class D	6/30/06		2005		2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$6.55		$6.11		$5.47	$4.16	$5.50	$6.55
Income (Loss) from Investment Operations:
Net investment income	—	ø	—	ø	0.01	0.01	0.02	0.05
Net realized and unrealized gain (loss) on investments	0.24		0.45		0.65	1.31	(1.33)	(0.81)
Total from Investment Operations	0.24		0.45		0.66	1.32	(1.31)	(0.76)
Less Distributions:
Distributions from net investment income	—		—	ø	(0.01)	(0.01)	(0.02)	(0.10)
Dividends in excess of net investment income	—		(0.01)		(0.01)	—	—	—
Return of capital	—		—		—	—	(0.01)	—
Distributions from net realized capital gains	—		—		—	—	—	(0.19)
Total Distributions	—		(0.01)		(0.02)	(0.01)	(0.03)	(0.29)
Net Asset Value, End of Period	$6.79		$6.55		$6.11	$5.47	$4.16	$5.50
Total Return	3.66%		7.39%		12.11%#	31.71%	(23.90)%	(11.38)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$3,403		$3,154		$1,999	$1,388	$994	$1,209
Ratio of expenses to average net assets	1.01	%†	1.06%		1.25%	1.25%	1.26%	1.26%
Ratio of net investment income to average net assets	0.13	%†	(0.03)%		0.05%	0.12%	0.26%	0.89%
Portfolio turnover rate	3.15%		3.45%		16.84%	7.48%	8.20%	6.38%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.24	%†	1.36%		1.45%	1.56%	1.62%	2.02%
Ratio of net investment income (loss) to average net assets	(0.10	%†	(0.33)%		(0.14)%	(0.19)%	(0.10)%	0.13%
___________
See footnotes on page 43.

Financial Highlights (unaudited)

Harvester Fund

	Six Months
	Ended		Year Ended December 31,
Class A	6/30/06		2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$5.67		$5.53	$5.13	$4.29	$5.31	$6.56
Income (Loss) from Investment Operations:
Net investment income	0.05		0.09	0.08	0.08	0.10	0.20
Net realized and unrealized gain (loss) on investments	0.10		0.16	0.42	0.83	(0.96)	(1.15)
Total from Investment Operations	0.15		0.25	0.50	0.91	(0.86)	(0.95)
Less Distributions:
Distributions from net
investment income	(0.05)		(0.09)	(0.08)	(0.07)	(0.10)	(0.24)
Dividends in excess of net investment income	—		(0.02)	(0.02)	—	(0.04)	—
Return of capital	—		—	—	—	(0.02)	—
Distributions from net realized capital gains	—		—	—	—	—	(0.06)
Total Distributions	(0.05)		(0.11)	(0.10)	(0.07)	(0.16)	(0.30)
Net Asset Value, End of Period	$5.77		$5.67	$5.53	$5.13	$4.29	$5.31
Total Return	2.68%		4.53%	9.90%#	21.44%	(16.54)%	(14.64)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$6,506		$6,422	$5,092	$3,085	$2,135	$1,830
Ratio of expenses to average net assets	0.25	%†	0.31%	0.50%	0.50%	0.51%	0.51%
Ratio of net investment income to average net assets	1.85	%†	1.60%	1.46%	1.52%	1.85%	3.47%
Portfolio turnover rate	6.15%		18.35%	25.59%	5.69%	39.28%	12.80%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	0.74	%†	0.82%	0.79%	0.73%	1.05%	1.36%
Ratio of net investment income to average net assets	1.36	%†	1.09%	1.19%	1.29%	1.31%	2.61%
___________
See footnotes on page 43.

Financial Highlights (unaudited)

Harvester Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class B	6/30/06		2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$5.67		$5.53	$5.13	$4.29	$5.31	$6.54
Income (Loss) from Investment Operations:
Net investment income	0.03		0.05	0.04	0.04	0.05	0.16
Net realized and unrealized gain (loss) on investments	0.10		0.16	0.42	0.84	(0.96)	(1.15)
Total from Investment Operations	0.13		0.21	0.46	0.88	(0.91)	(0.99)
Less Distributions:
Distributions from net investment income	(0.03)		(0.05)	(0.04)	(0.04)	(0.05)	(0.18)
Dividends in excess of net
investment income	—		(0.02)	(0.02)	—	(0.04)	—
Return of capital	—		—	—	—	(0.02)	—
Distributions from net
realized capital gains	—		—	—	—	—	(0.06)
Total Distributions	(0.03)		(0.07)	(0.06)	(0.04)	(0.11)	(0.24)
Net Asset Value, End of Period	$5.77		$5.67	$5.53	$5.13	$4.29	$5.31
Total Return	2.30%		3.76%	9.09%#	20.55%	(17.28)%	(15.18)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,733		$3,219	$3,932	$4,133	$2,855	$2,470
Ratio of expenses to average net assets	1.00	%†	1.07%	1.25%	1.25%	1.26%	1.26%
Ratio of net investment income to average net assets	1.10	%†	0.84%	0.71%	0.77%	1.10%	2.72%
Portfolio turnover rate	6.15%		18.35%	25.59%	5.69%	39.28%	12.80%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.49	%†	1.58%	1.54%	1.48%	1.80%	2.11%
Ratio of net investment income to average net assets	0.61	%†	0.33%	0.44%	0.54%	0.56%	1.86%
___________
See footnotes on page 43.

Financial Highlights (unaudited)

Harvester Fund (continued

	Six Months
	Ended		Year Ended December 31,
Class C	6/30/06		2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$5.67		$5.53	$5.13	$4.29	$5.31	$6.54
Income (Loss) from Investment Operations:
Net investment income	0.03		0.05	0.04	0.04	0.05	0.15
Net realized and unrealized gain (loss) on investments	0.10		0.16	0.42	0.84	(0.96)	(1.14)
Total from Investment Operations	0.13		0.21	0.46	0.88	(0.91)	(0.99)
Less Distributions:
Distributions from net investment income	(0.03)		(0.05)	(0.04)	(0.04)	(0.05)	(0.18)
Dividends in excess of net investment income	—		(0.02)	(0.02)	—	(0.04)	—
Return of capital	—		—	—	—	(0.02)	—
Distributions from net realized capital gains	—		—	—	—	—	(0.06)
Total Distributions	(0.03)		(0.07)	(0.06)	(0.04)	(0.11)	(0.24)
Net Asset Value, End of Period	$5.77		$5.67	$5.53	$5.13	$4.29	$5.31
Total Return	2.30%		3.76%	9.09%#	20.55%	(17.28)%	(15.18)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,499		$5,382	$6,149	$6,665	$6,371	$7,965
Ratio of expenses to average net assets	1.00	%†	1.07%	1.25%	1.25%	1.26%	1.26%
Ratio of net investment income to average net assets	1.10	%†	0.84%	0.71%	0.77%	1.10%	2.72%
Portfolio turnover rate	6.15%		18.35%	25.59%	5.69%	39.28%	12.80%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.49	%†	1.58%	1.54%	1.48%	1.80%	2.11%
Ratio of net investment income to average net assets	0.61	%†	0.33%	0.44%	0.54%	0.56%	1.86%
___________
See footnotes on page 43.

Financial Highlights (unaudited)

Harvester Fund (continued)

	Six Months
	Ended		Year Ended December 31,
Class D	6/30/06		2005	2004	2003	2002	2001
Per Share Data:
Net Asset Value, Beginning of Period	$5.67		$5.53	$5.13	$4.29	$5.31	$6.54
Income (Loss) from Investment Operations:
Net investment income	0.03		0.05	0.04	0.04	0.05	0.15
Net realized and unrealized gain (loss) on investments	0.10		0.16	0.42	0.84	(0.96)	(1.14)
Total from Investment Operations	0.13		0.21	0.46	0.88	(0.91)	(0.99)
Less Distributions:
Distributions from net investment income	(0.03)		(0.05)	(0.04)	(0.04)	(0.05)	(0.18)
Dividends in excess of net investment income	—		(0.02)	(0.02)	—	(0.04)	—
Return of capital	—		—	—	—	(0.02)	—
Distributions from net realized capital gain	—		—	—	—	—	(0.06)
Total Distributions	(0.03)		(0.07)	(0.06)	(0.04)	(0.11)	(0.24)
Net Asset Value, End of Period	$5.77		$5.67	$5.53	$5.13	$4.29	$5.31
Total Return	2.30%		3.76%	9.09%#	20.55%	(17.28)%	(15.18)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,691		$1,904	$1,106	$1,431	$1,125	$1,316
Ratio of expenses to average net assets	1.00	%†	1.07%	1.25%	1.25%	1.26%	1.26%
Ratio of net investment income to average net assets	1.10	%†	0.84%	0.71%	0.77%	1.10%	2.72%
Portfolio turnover rate	6.15%		18.35%	25.59%	5.69%	39.28%	12.80%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.49	%†	1.58%	1.54%	1.48%	1.80%	2.11%
Ratio of net investment income to average net assets	0.61	%†	0.33%	0.44%	0.54%	0.56%	1.86%

___________
*	The Manager, at its discretion, reimbursed certain expenses and waived certain management fees for the periods presented (Note 3).
†	Annualized.
Ø	Less than + or - $0.01.
#	Excluding the effect of the payments to certain of the underlying Seligman Funds received from the Manager in 2004, total return would have been as follows:

Time Horizon 30 Fund		Time Horizon 20 Fund		Time Horizon 10 Fund		Harvester Fund
Class A	15.43%	Class A	15.30%	Class A	12.77%	Class A	9.89%
Class B	14.41	Class B	14.35	Class B	12.09	Class B	9.08
Class C	14.41	Class C	14.35	Class C	12.09	Class C	9.08
Class D	14.41	Class D	14.35	Class D	12.09	Class D	9.08

___________
See Notes to Financial Statements.

Board of Directors

John R. Galvin 1, 3	Robert L. Shafer 2, 3
• Dean Emeritus, Fletcher School of Law	• Ambassador and Permanent Observer of the
and Diplomacy at Tufts University	Sovereign Military Order of Malta to the
• Chairman Emeritus, American Council	United Nations
on Germany
James N. Whitson 1, 3
Frank A. McPherson 2, 3	• Retired Executive Vice President and Chief
• Retired Chairman of the Board and Chief	Operating Officer, Sammons Enterprises, Inc.
Executive Officer, Kerr-McGee Corporation	• Director, CommScope, Inc.
• Director, DCP Midstream GP, LLP, Integris
Health, Oklahoma Chapter of the Nature	Brian T. Zino
Conservancy, Oklahoma Medical Research	• Director and President,
Foundation, Boys and Girls Clubs of Oklahoma,	J. & W. Seligman & Co. Incorporated
Oklahoma City Public Schools Foundation and	• Chairman, Seligman Data Corp.
Oklahoma Foundation for Excellence in	• Director, ICI Mutual Insurance Company,
Education	Seligman Advisors, Inc. and Seligman
Services, Inc.
Betsy S. Michel 1, 3	• Member of the Board of Governors,
• Trustee, The Geraldine R. Dodge Foundation	Investment Company Institute

William C. Morris
• Chairman, J. & W. Seligman & Co. Incorporated,
Carbo Ceramics Inc., Seligman Advisors, Inc.	Member: 1 Audit Committee
and Seligman Services, Inc.	2 Director Nominating Committee
• Director, Seligman Data Corp.	3 Board Operations Committee
• President and Chief Executive Officer, The
Metropolitan Opera Association

Leroy C. Richie 1, 3
• Counsel, Lewis & Munday, P.C.
• Chairman and Chief Executive Officer,	It is with deep sorrow that we mourn
Q Standards Worldwide, Inc.	the recent death of Alice Stone
• Director, Kerr-McGee Corporation, Infinity, Inc.	Ilchman, a respected member since
and Vibration Control Technologies, LLC	1990 of the Boards of the Seligman
• Lead Outside Director, Digital Ally Inc.	investment companies.
• Director and Chairman, Highland Park Michigan
Economic Development Corp.
• Chairman, Detroit Public Schools Foundation

Executive Officers

William C. Morris	Thomas G. Rose
Chairman	Vice President

Brian T. Zino	Lawrence P. Vogel
President and Chief Executive Officer	Vice President and Treasurer

Eleanor T.M. Hoagland	Frank J. Nasta
Vice President and Chief Compliance Officer	Secretary

Charles W. Kadlec
Vice President

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Series will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Series to determine how to vote proxies relating to portfolio securities as well as information regarding how the Series voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682- 7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12- month period ending June 30 will be available no later than August 31 of that year.
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[1]
These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Series’ prospectus or statement of additional information.

THF3 6/06

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 30, 2006

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	August 30, 2006

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.